Organization and Operations (Details) - shares			12 Months Ended
	Feb. 06, 2016	Feb. 05, 2016	Dec. 31, 2015
Issuance of stock, shares	2,626,308	28,500,000
Warrants purchase of common stock		12,391,667
Spin-Off Agreement [Member]
Cancelled of common stock		781,818
Exchange Agreement [Member]
Cancelled of common stock		21,818
Kent Campbell [Member] | Spin-Off Agreement [Member]
Cancelled of common stock		781,818
Kent Campbell [Member] | Exchange Agreement [Member]
Cancelled of common stock		363,636
Denis Espinoza [Member] | Exchange Agreement [Member]
Cancelled of common stock		58,951
Sarah Campbell [Member] | Exchange Agreement [Member]
Cancelled of common stock		21,818
Common Stock [Member]
Issuance of stock, shares		28,500,000
Series A Convertible Preferred Stock (Member)
Issuance of stock, shares		33,414.89	24,400
Series A Convertible Preferred Stock (Member) | Exchange Agreement [Member]
Cancelled of common stock		6,000
Series A Convertible Preferred Stock (Member) | Kent Campbell [Member] | Exchange Agreement [Member]
Cancelled of common stock		6,000
Series A Convertible Preferred Stock (Member) | Denis Espinoza [Member] | Exchange Agreement [Member]
Cancelled of common stock		4,000
Series B Convertible Preferred Stock (Member)
Issuance of stock, shares			7,000
Series B Convertible Preferred Stock (Member) | Exchange Agreement [Member]
Cancelled of common stock		10,000
Series B Convertible Preferred Stock (Member) | Kent Campbell [Member] | Exchange Agreement [Member]
Cancelled of common stock		10,000
Series D Preferred Stock [Member] | Exchange Agreement [Member]
Cancelled of common stock		98,933
Series D Preferred Stock [Member] | Kent Campbell [Member] | Exchange Agreement [Member]
Cancelled of common stock		1,648,881
Series D Preferred Stock [Member] | Denis Espinoza [Member] | Exchange Agreement [Member]
Cancelled of common stock		265,676
Series D Preferred Stock [Member] | Sarah Campbell [Member] | Exchange Agreement [Member]
Cancelled of common stock		98,933
Jerrick Ventures, Inc. [Member]
Warrants purchase of common stock		12,391,667
Jerrick Ventures, Inc. [Member] | Series A Convertible Preferred Stock (Member)
Issuance of stock, shares		33,414.89
Jerrick Ventures, Inc. [Member] | Series B Convertible Preferred Stock (Member)
Issuance of stock, shares		8,063.33